Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 35,177.0		$ 34,511.0
Work in process	181,198.8		156,498.5
Raw materials	46,449.3		38,818.3
Supplies and spare parts	25,043.7		21,169.3
Inventories, total	$ 287,868.8	$ 8,779.2	$ 250,997.1